INCOME TAX - Textual (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022 COP ($) item $ / item	Dec. 31, 2021 COP ($)	Dec. 31, 2020
Disclosure of income tax [Line Items]
Applicable tax rate		38.00%	34.00%	36.00%
Tax rate of gains on the sale or disposal of non-current assets	15.00%	10.00%	10.00%	10.00%
Percentage of sale of shares on outstanding shares		3.00%	10.00%
Minimum tax rate		15.00%
Tax rate on specified income		3.00%
Tax discount rate		30.00%	25.00%
Tax discount rate, before presenting tax return		50.00%	50.00%	50.00%
Tax discount rate deductible on accrued and paid prior to filing tax return		100.00%
Dividend withholding tax rate		10.00%	7.50%
Unaccounted deferred tax liabilities		$ 8,981,905	$ 13,081,990
Tax uncertainty liability		4,307	50,006
Withholdings tax on dividends paid to entities		$ 5,363	11,309
Bottom of range [member]
Disclosure of income tax [Line Items]
Required percentage of increase in net income tax to get audit benefit		25.00%
Top of range [member]
Disclosure of income tax [Line Items]
Required percentage of increase in net income tax to get audit benefit		35.00%
Subsidiaries
Disclosure of income tax [Line Items]
Applicable tax rate		4.25%
Banco de Occidente S.A.
Disclosure of income tax [Line Items]
Lower surcharge expenses		$ 8,547
Current tax recovery			(71,282)
Adjustment of expenditure of previous periods		(8,175)	59,825
Banco Popular S.A.
Disclosure of income tax [Line Items]
Lower surcharge expenses		11,243
Corporacion Financiera Colombiana S.A.
Disclosure of income tax [Line Items]
Current tax recovery			(10,185)
Banco de Bogota S.A.
Disclosure of income tax [Line Items]
Lower surcharge expenses		7,753
Current tax recovery			(12,888)
Income after reversal of deferred tax		7,422
Adjustment of expenditure of previous periods		16,032
Other entities
Disclosure of income tax [Line Items]
Current tax recovery		6,557	$ (8,589)
Banco AV Villas
Disclosure of income tax [Line Items]
Current tax recovery		11,518
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of income tax [Line Items]
Lower surcharge expenses		14,666
Income after reversal of deferred tax		17,830
Corficolombiana
Disclosure of income tax [Line Items]
Lower surcharge expenses		87
Current tax recovery		5,907
Banco Comercial AV Villas S.A.
Disclosure of income tax [Line Items]
Lower surcharge expenses		2,808
Grupo Aval holding
Disclosure of income tax [Line Items]
Current tax recovery		$ 11,571
Bogota Panama | Subsidiaries
Disclosure of income tax [Line Items]
Applicable tax rate		0.00%	0.00%	0.00%
Colombia
Disclosure of income tax [Line Items]
Applicable tax rate		35.00%	31.00%	32.00%
Tax rate of special free zone		20.00%	20.00%	20.00%
Tax rate on presumptive income				0.50%
Number of units of tax value | item		120,000
Percentage of decrease in surcharge rate		1.00%
Units of Tax value | $ / item		4,560.48
Probability percentage of industry and commerce tax paid		50.00%	50.00%	50.00%
Colombia | Not later than one year [member]
Disclosure of income tax [Line Items]
Applicable tax rate		35.00%
Units of Tax value | $ / item		42,216
Colombia | Surcharge
Disclosure of income tax [Line Items]
Applicable tax rate		3.00%	3.00%	4.00%
Colombia | Surcharge | Not later than one year [member]
Disclosure of income tax [Line Items]
Applicable tax rate		5.00%
Colombia | Surcharge | Later than one year and not later than two years [member]
Disclosure of income tax [Line Items]
Applicable tax rate			4.00%
Colombia | Capital gain Tax
Disclosure of income tax [Line Items]
Applicable tax rate		10.00%	10.00%	10.00%
Panama | Subsidiaries
Disclosure of income tax [Line Items]
Applicable tax rate		25.00%	25.00%	25.00%
Guatemala | Subsidiaries
Disclosure of income tax [Line Items]
Applicable tax rate		25.00%	25.00%	25.00%
El Salvador | Subsidiaries
Disclosure of income tax [Line Items]
Applicable tax rate		30.00%	30.00%	30.00%
Honduras
Disclosure of income tax [Line Items]
Applicable tax rate		30.00%	30.00%	30.00%
Costa Rica
Disclosure of income tax [Line Items]
Applicable tax rate		30.00%	30.00%	30.00%
Nicaragua
Disclosure of income tax [Line Items]
Applicable tax rate		30.00%	30.00%	30.00%
Peru | Subsidiaries
Disclosure of income tax [Line Items]
Applicable tax rate		29.50%	29.50%	29.50%